SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
	Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2023:
Revenue	$-	$309,335	$66,463	$55,744	$431,542
Depreciation and amortization	5	904	307	1,463	2,679
Net income (loss)	(3,311)	2,577	14	11,291	10,571
Goodwill	-	668	-	-	668
Total assets	17,740	81,733	19,325	78,298	197,096

Year ended December 31, 2022:
Revenue	$-	$224,037	53,954	$46,986	$324,977
Depreciation and amortization	71	779	286	1,318	2,454
Net income (loss)	(2,921)	1,128	(2,229)	(1,212)	(5,234)
Goodwill	-	646	-	-	646
Total assets	8,698	82,016	25,072	68,847	184,633

Year ended December 31, 2021:
Revenue	$-	$217,463	$36,224	$71,247	$324,934
Depreciation and amortization	75	939	167	880	2,061
Net income (loss)	(2,020)	7,202	14,710	21,396	41,288
Goodwill	-	690	-	-	690
Total assets	10,349	84,923	27,502	73,106	195,880

Schedule of Revenues by Geographic Area
	Year Ended December 31,
	2023	2022	2021
Germany	$114,176	$111,826	$126,367
United States	99,765	88,333	94,743
The Netherlands	101,512	63,842	52,165
Spain	82,217	39,448	30,946
Other countries	33,872	21,528	20,713
Total revenue	$431,542	$324,977	$324,934

Schedule of Property and Equipment, Net by Geographic Regions
	December 31,
	2023	2022
Germany	$510	$384
United States	696	683
The Netherlands	482	488
Spain	120	135
Other countries	3,386	4,586
Total property and equipment, net	$5,194	$6,276